Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Digital Asset Debt Strategy ETF
Shareholder Report [Line Items]
Fund Name	Digital Asset Debt Strategy ETF
Class Name	Digital Asset Debt Strategy ETF
Trading Symbol	DADS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Digital Asset Debt Strategy ETF (the "Fund") for the period August 4, 2025 (commencement of operations) to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dadsetf.com. You can also request this information by contacting us at (866) 379‑6199 or by writing the Fund at Digital Asset Debt Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 379‑6199
Additional Information Website	www.dadsetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Digital Asset Debt Strategy ETF	$65	0.75%
*	The Fund commenced operation on August 4, 2025. Costs for a full reporting period would be higher than the figure shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operation on August 4, 2025. Costs for a full reporting period would be higher than the figure shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the period from the Fund's inception on August 4, 2025 through May 31, 2026, the Fund returned 11.26%, outperforming the Bloomberg U.S. Aggregate Bond Index return of 2.85%. The Fund seeks long-term capital appreciation and, secondarily, income by investing primarily in debt securities issued by companies involved in digital asset-related businesses.

What factors influenced performance?

The Fund's largest allocation was to convertible securities issued by digital asset mining companies and bitcoin treasury-focused issuers. These holdings were a significant contributor to performance and experienced periods of volatility, reflecting changing investor sentiment toward bitcoin-related businesses during the period. Convertible securities benefited from their embedded equity optionality, allowing participation in gains from underlying equity issuers while maintaining fixed-income characteristics.

Income generation was supported by allocations to corporate bonds, preferred securities, convertible preferred securities, and option-income ETFs. These holdings provided coupon and dividend income that supplemented total return and helped moderate portfolio volatility. The Fund also maintained exposure to covered-call and option-income ETF strategies, which contributed to distributable income during the period.

Overall, the Fund benefited from diversified exposure to digital asset-related debt issuers, income-oriented securities, and other digital asset-related investment opportunities while seeking to balance capital appreciation potential with income generation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended May 31, 2026	Since Inception (08/04/2025)
Digital Asset Debt Strategy ETF	11.26%
Bloomberg U.S. Aggregate Bond Index	2.85%

Performance Inception Date	Aug. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.dadsetf.com for more recent performance information.
Net Assets	$ 9,714,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 41,840
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$9,714
Number of Holdings	33
Total Advisory Fee Paid	$41,840
Portfolio Turnover Rate	34%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of total net assets)
Core Scientific, Inc.	5.7
Riot Platforms, Inc.	5.4
Strive, Inc. Series A	4.9
Galaxy Digital Holdings LP	4.7
Bit Digital, Inc.	4.7
CleanSpark, Inc.	4.2
NextEra Energy, Inc.	4.0
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	3.9
Customers Bancorp, Inc.	3.7
Alliance Resource Partners LP	3.6

[1]	The Fund commenced operation on August 4, 2025. Costs for a full reporting period would be higher than the figure shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.